Related undertakings - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary comprehensive income information
Revenue		€ 37,448	€ 36,717	€ 37,672
(Loss)/profit for the financial year		(3,746)	1,505	12,335
Other comprehensive expense		589	(2,223)	(767)
Total comprehensive (expense)/income for the financial year		(3,157)	(718)	11,568
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	[1]	423	365	497
Summary financial position information
Non-current assets		99,901	104,790	124,859
Total assets		128,521	144,350	155,521
Non-current liabilities		(51,851)	(54,082)	(58,467)
Equity shareholders' funds		52,745	59,966	63,399
Non-controlling interests		1,171	1,032	1,084
Equity		53,916	60,998	64,483	€ 57,638
Statement of cash flows
Net cash flow from operating activities		15,373	16,557	18,054
Net cash flow from investing activities		4,759	(6,122)	(379)
Net cashflow from financing activities		(15,278)	(15,855)	(13,430)
Net cash (outflow)/inflow		4,854	(5,420)	4,245
Cash and cash equivalents at beginning of period		6,183	11,705
Exchange gain on cash and cash equivalents		(75)	(94)	12
Cash and cash equivalents at end of period		11,001	6,183	11,705
Vodacom Group Limited [Member]
Summary comprehensive income information
Revenue		7,791	7,420
(Loss)/profit for the financial year		1,058	920
Other comprehensive expense		(121)	217
Total comprehensive (expense)/income for the financial year		937	1,137
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		422	368
Dividends paid to non-controlling interests		249	260
Summary financial position information
Non-current assets		8,002	7,517
Current assets		3,808	3,437
Total assets		11,810	10,954
Non-current liabilities		(3,535)	(3,198)
Current liabilities		(3,802)	(3,446)
Net assets and liabilities		4,473	4,310
Equity shareholders' funds		3,353	3,275
Non-controlling interests		1,120	1,035
Equity		4,473	4,310
Statement of cash flows
Net cash flow from operating activities		2,573	2,285
Net cash flow from investing activities		(1,101)	(943)
Net cashflow from financing activities		(1,328)	(1,276)
Net cash (outflow)/inflow		144	66
Cash and cash equivalents at beginning of period		1,052	1,075
Exchange gain on cash and cash equivalents		(8)	(89)
Cash and cash equivalents at end of period		€ 1,188	€ 1,052	€ 1,075

[1]	Profit attributable to non-controlling interests derives solely from continuing activities.